Cover	Jul. 06, 2026
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 06, 2026
Entity File Number	001-39445
Entity Registrant Name	MSP Recovery, Inc.
Entity Central Index Key	0001802450
Entity Tax Identification Number	84-4117825
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	3525 NW 7th Street
Entity Address, City or Town	Miami
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33125
City Area Code	305
Local Phone Number	614-2222
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Class A common stock, $0.0001 par value per share
Title of 12(b) Security	Class A common stock, $0.0001 par value per share
Trading Symbol	MSPR
Redeemable warrants, each lot of 4,375 warrants exercisable for one share of Class A common stock at an exercise price of $50,312.50 per share
Title of 12(b) Security	Redeemable warrants, each lot of 4,375 warrants exercisable for one share of Class A common stock at an exercise price of $50,312.50 per share
Trading Symbol	MSPRW
Redeemable warrants, each lot of 4,375 warrants exercisable for one share of Class A common stock at an exercise price of $0.4375 per share
Title of 12(b) Security	Redeemable warrants, each lot of 4,375 warrants exercisable for one share of Class A common stock at an exercise price of $0.4375 per share
Trading Symbol	MSPRZ